Employee Benefit Plan, Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Reconciliation of Financial Statements to Form 5500 [Line Items]
EBP, Reconciliation of financial statement to form 5500 [Table Text Block]
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to net assets per the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$64,544,644,885	58,177,827,369
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(86,758,966)	(209,120,157)
Deemed loan distributions	(93,491,704)	(81,709,756)
Net assets per the Form 5500	$64,364,394,215	57,886,997,456
The following is a reconciliation of increases in net assets available for benefits per the financial statements for the year ended December 31, 2025, to the net income per the Form 5500:

Increase in net assets available for benefits per the financial statements	$6,366,817,516
Change in the adjustment from contract value to fair value for fully benefit-responsive investment contracts at December 31, 2025	122,361,191
Change in deemed loan distributions	(11,781,948)
Net income per the Form 5500	$6,477,396,759